Business segment information	6 Months Ended
Sep. 30, 2017
Business segment information

22. Business segment information

The MHFG Group consists of the following five in-house companies which are categorized based on a customer segment: the Retail & Business Banking Company, the Corporate & Institutional Company, the Global Corporate Company, the Global Markets Company, and the Asset Management Company. These customer segments are regarded as operating segments and constitute reportable segments.

The services that each in-house company is in charge of are as follows.

Retail & Business Banking Company

This company provides financial services for individual customers, small and medium-sized enterprises and middle market firms in Japan.

Corporate & Institutional Company

This company provides financial services for large corporations, financial institutions and public corporations in Japan.

Global Corporate Company

This company provides financial services for Japanese overseas affiliated corporate customers and non-Japanese corporate customers, etc.

Global Markets Company

This company invests in financial products with market risk, such as interest rate risk, equity risk, and credit risk.

Asset Management Company

This company develops financial products and provides financial services that match the asset management needs of its wide range of customers from individuals to institutional investors.

The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of each business segment’s net business profits with income before income tax expense under U.S. GAAP.

Management does not use information on business segment’s assets to allocate resources and assess performance and has not prepared information on the segment’s assets. Accordingly, information on the segment’s assets is not available.

	MHFG (Consolidated)
Six months ended September 30, 2016	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (2)(3)	Total
	(in billions of yen)
Gross profits	348.0	215.2	183.4	333.6	24.4	(14.9)	1,089.7
General and administrative expenses	359.8	96.5	117.9	90.1	15.0	1.2	680.5
Equity in earnings (losses) of equity method investees—net	8.8	0.6	1.0	—	(0.1)	1.0	11.3
Others	—	—	—	—	—	(17.3)	(17.3)

Net business profits (losses) (1)	(3.0)	119.3	66.5	243.5	9.3	(32.4)	403.2

	MHFG (Consolidated)
Six months ended September 30, 2017	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (2)	Total
	(in billions of yen)
Gross profits	343.0	192.0	160.2	236.2	24.9	3.5	959.8
General and administrative expenses	358.6	97.3	122.5	99.7	13.9	26.3	718.3
Equity in earnings (losses) of equity method investees—net	7.5	0.6	1.4	—	0.3	0.8	10.6
Others	—	—	—	—	—	(10.5)	(10.5)

Net business profits (losses) (1)	(8.1)	95.3	39.1	136.5	11.3	(32.5)	241.6

Notes:

(1)	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
(2)	“Others” includes items which should be eliminated as internal transactions between each segment on a consolidated basis.
(3)	Beginning on April 1, 2017, new allocation methods for transactions between each segment and “Others” have been applied. Figures for the six months ended September 30, 2016 have been restated for the new allocation methods and “Equity in earnings (losses) of equity method investees—net” has been presented as a new item in connection with the use of the new allocation methods.

Reconciliation

As explained above, the measurement bases of the internal management reporting systems and the income and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segment’s information, other than net business profits, to the corresponding items in the accompanying consolidated statements of income. A reconciliation of total net business profits under the internal management reporting systems for the six months ended September 30, 2016 and 2017 presented above to income before income tax expense shown on the consolidated statements of income is as follows:

	Six months ended September 30,
	2016	2017
	(in billions of yen)
Net business profits	403.2	241.6

U.S. GAAP adjustments	14.8	95.7
(Provision) credit for loan losses	(0.6)	118.0
Net gains (losses) related to equity investments	64.5	100.9
Non-recurring personnel expense	(4.7)	(3.6)
Gains on disposal of premises and equipment	3.5	4.6
(Provision) credit for losses on off-balance-sheet instruments	7.9	4.2
Others—net	(31.3)	(48.5)

Income before income tax expense	457.3	512.9